UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21416

John Hancock Tax-Advantaged Dividend Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
INVESTMENTS

John Hancock

Tax-Advantaged Dividend Income Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2014

Ticker | HTD

Tax-Advantaged Dividend Income Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Common Stocks 75.1% (48.9% of Total Investments)		$584,024,043

(Cost $442,906,979)

Energy 14.5%		112,677,999

Oil, Gas & Consumable Fuels 14.5%
BP PLC, ADR	187,500	8,791,874
Chevron Corp. (Z)	40,000	4,465,200
ConocoPhillips (Z)	120,000	7,794,000
ONEOK, Inc.	577,500	39,552,975
Royal Dutch Shell PLC, ADR	79,000	5,458,900
Spectra Energy Corp. (Z)	915,000	32,894,250
Total SA, ADR (Z)	240,000	13,720,800

Telecommunication Services 4.0%		31,096,600

Diversified Telecommunication Services 2.5%
AT&T, Inc. (Z)	390,000	12,994,800
Verizon Communications, Inc. (Z)	130,000	6,242,600

Wireless Telecommunication Services 1.5%
Vodafone Group PLC, ADR (Z)	320,000	11,859,200

Utilities 56.6%		440,249,444

Electric Utilities 25.2%
American Electric Power Company, Inc. (Z)	590,000	28,797,900
Duke Energy Corp. (Z)	310,000	21,892,200
Entergy Corp.	204,500	12,889,635
FirstEnergy Corp. (Z)	630,000	19,838,700
Northeast Utilities (Z)	657,500	28,798,500
OGE Energy Corp. (Z)	550,000	18,738,500
Pinnacle West Capital Corp.	50,000	2,631,500
PPL Corp. (Z)	500,000	15,285,000
The Southern Company (Z)	375,000	15,465,000
UIL Holdings Corp. (Z)	510,000	19,721,700
Xcel Energy, Inc. (Z)	418,000	12,084,380

Gas Utilities 4.6%
AGL Resources, Inc.	100,550	4,804,279
Atmos Energy Corp.	570,000	27,365,700
Northwest Natural Gas Company (Z)	85,000	3,532,600

Multi-Utilities 26.8%
Alliant Energy Corp. (Z)	160,000	8,313,600
Ameren Corp. (Z)	555,000	21,001,200
Black Hills Corp. (Z)	440,000	24,125,200
Dominion Resources, Inc. (Z)	400,000	27,164,000
DTE Energy Company (Z)	250,000	17,055,000
Integrys Energy Group, Inc. (Z)	485,000	26,354,900
National Grid PLC, ADR (Z)	230,000	14,899,400
NiSource, Inc.	785,000	26,980,450
Public Service Enterprise Group, Inc. (Z)	175,000	5,834,500
TECO Energy, Inc.	500,000	8,190,000
Vectren Corp. (Z)	780,000	28,485,600

1

Tax-Advantaged Dividend Income Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Preferred Securities 78.1% (50.8% of Total Investments)		$607,037,111

(Cost $632,450,241)

Financials 50.9%		395,944,193

Capital Markets 8.5%
Morgan Stanley, 7.125%	300,000	7,818,000
State Street Corp., 5.250% (Z)	1,040,000	22,942,400
The Bank of New York Mellon Corp., 5.200% (Z)	510,000	10,903,800
The Goldman Sachs Group, Inc., 5.950% (Z)	860,000	19,178,000
The Goldman Sachs Group, Inc., Series B, 6.200% (Z)	215,000	5,074,000

Commercial Banks 19.7%
Barclays Bank PLC, Series 5, 8.125% (Z)	505,000	12,892,650
BB&T Corp., 5.625%	600,000	12,960,000
BB&T Corp. (Callable 11-1-17), 5.200% (Z)	480,000	9,657,600
BB&T Corp. (Callable 6-1-18), 5.200%	263,900	5,320,224
HSBC Holdings PLC, 8.000% (Z)	325,000	8,732,750
HSBC Holdings PLC, 8.125% (Z)	50,000	1,283,500
HSBC USA, Inc., 6.500%	19,500	473,070
PNC Financial Services Group, Inc., 5.375% (Z)	470,000	9,808,900
PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3
month LIBOR + 4.067%)	40,000	1,019,200
Royal Bank of Scotland Group PLC, Series L, 5.750% (Z)	855,000	17,664,300
Santander Finance Preferred SAU, Series 10, 10.500% (Z)	277,000	7,337,730
Santander Finance Preferred SAU, Series 1, 6.410% (Z)	15,500	375,720
Santander Holdings USA, Inc., Series C, 7.300%	110,000	2,762,100
U.S. Bancorp, 5.150% (Z)	995,000	20,785,550
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)
(Z)	296,000	8,036,400
Wells Fargo & Company, 8.000%	1,207,000	34,411,570

Consumer Finance 2.6%
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (Z)	700,000	16,527,000
SLM Corp., Series A, 6.970% (Z)	74,000	3,415,100

Diversified Financial Services 14.9%
Bank of America Corp., 6.375% (Z)	139,000	3,397,160
Bank of America Corp., 6.625% (Z)	355,000	9,031,200
Bank of America Corp., Depositary Shares, Series D, 6.204% (Z)	230,000	5,658,000
Citigroup, Inc., Depositary Shares, Series AA, 8.125%	270,400	8,030,880
Deutsche Bank Capital Funding Trust VIII, 6.375%	282,000	6,996,420
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	310,000	7,815,100
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	797,893	21,016,502
ING Groep NV, 6.200% (Z)	109,100	2,650,039
ING Groep NV, 7.050% (Z)	150,000	3,790,500
JPMorgan Chase & Company, 5.450%	240,000	5,064,000
JPMorgan Chase & Company, 5.500%	980,000	20,785,800
JPMorgan Chase & Company, 6.700%	30,000	744,000
RBS Capital Funding Trust VII, 6.080% (Z)	983,000	21,134,500

Insurance 4.9%
Aegon NV, 6.500%	96,512	2,353,928
MetLife, Inc., Series B, 6.500% (Z)	1,415,000	35,275,950
Prudential Financial, Inc., 5.750%	40,000	890,000

2

Tax-Advantaged Dividend Income Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Financials (continued)

Real Estate Investment Trusts 0.2%
Ventas Realty LP, 5.450%	63,000	$1,357,650

Thrifts & Mortgage Finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (I)	60,000	573,000

Industrials 0.4%		2,830,000

Machinery 0.4%
Stanley Black & Decker, Inc., 5.750%	125,000	2,830,000

Telecommunication Services 5.5%		43,031,350

Diversified Telecommunication Services 3.7%
Qwest Corp., 6.125%	730,000	15,001,500
Qwest Corp., 7.375% (Z)	366,000	9,153,660
Qwest Corp., 7.500% (Z)	120,000	3,012,000
Verizon Communications, Inc., 5.900%	60,000	1,500,000

Wireless Telecommunication Services 1.8%
Telephone & Data Systems, Inc., 5.875%	340,000	7,000,600
Telephone & Data Systems, Inc., 6.625%	30,000	708,600
Telephone & Data Systems, Inc., 6.875% (Z)	243,000	5,912,190
United States Cellular Corp., 6.950% (Z)	30,000	742,800

Utilities 21.3%		165,231,568

Electric Utilities 18.8%
Alabama Power Company, Class A, 5.300% (Z)	197,550	4,879,485
Duke Energy Corp., 5.125%	240,000	5,143,200
Duquesne Light Company, 6.500%	427,000	21,029,750
Entergy Arkansas, Inc., 4.560%	9,388	895,088
Entergy Arkansas, Inc., 6.450%	135,000	3,341,250
Entergy Mississippi, Inc., 4.920%	8,190	813,626
Entergy Mississippi, Inc., 6.250%	197,500	4,881,963
Gulf Power Company, 5.600%	78,891	6,670,376
Interstate Power & Light Company, 5.100%	1,460,000	31,346,200
Mississippi Power Company, 5.250%	267,500	6,623,300
NextEra Energy Capital Holdings, Inc., 5.000%	110,000	2,103,200
NextEra Energy Capital Holdings, Inc., 5.125%	70,000	1,389,500
NextEra Energy Capital Holdings, Inc., 5.700% (Z)	230,000	5,030,100
PPL Capital Funding, Inc., 5.900%	1,010,000	22,967,400
SCE Trust I, 5.625%	140,000	3,031,000
SCE Trust II, 5.100% (Z)	1,315,000	25,905,500

Multi-Utilities 2.5%
BGE Capital Trust II, 6.200% (Z)	250,000	6,100,000
DTE Energy Company, 6.500% (Z)	175,000	4,331,250
DTE Energy Company, 5.250%	165,000	3,456,750
Integrys Energy Group, Inc., 6.000%	217,000	5,292,630

3

Tax-Advantaged Dividend Income Fund
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Corporate Bonds 0.4% (0.3% of Total Investments)				$3,112,500

(Cost $3,000,000)

Utilities 0.4%				3,112,500

Southern California Edison Company (6.250% to 2-1-22,
then 3 month LIBOR + 4.199%) (Q)	6.250	02/01/22	3,000,000	3,112,500

			Par value	Value

Short-Term Investments 0.0% (0.0% of Total Investments)				$259,000

(Cost $259,000)

Repurchase Agreement 0.0%				259,000

Repurchase Agreement with State Street Corp. dated 1-31-14 at
0.000% to be repurchased at $259,000 on 2-3-14, collateralized by
$265,000 U.S. Treasury Notes, 0.625% due 8-15-16 (valued at
$266,325, including interest)			259,000	259,000

Total investments (Cost $1,078,616,220)† 153.6%				$1,194,432,654

Other assets and liabilities, net (53.6%)				($416,885,620)

Total net assets 100.0%				$777,547,034

The percentage shown for each investment category is the total value the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(Z) A portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 1-31-14 was $711,204,118.

† At 1-31-14, the aggregate cost of investment securities for federal income tax purposes was $1,086,002,519. Net unrealized appreciation aggregated $108,430,135, of which $172,399,149 related to appreciated investment securities and $63,969,014 related to depreciated investment securities.

4

Tax-Advantaged Dividend Income Fund
As of 1-31-14 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of January 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	1-31-14	Price	Inputs	Inputs
Common Stocks
Energy	$112,677,999	$112,677,999	—	—
Telecommunication Services	31,096,600	31,096,600	—	—
Utilities	440,249,444	440,249,444	—	—
Preferred Securities
Financials	395,944,193	395,944,193	—	—
Industrials	2,830,000	2,830,000	—	—
Telecommunication Services	43,031,350	43,031,350	—	—
Utilities	165,231,568	148,629,265	$16,602,303	—
Corporate Bonds
Utilities	3,112,500	—	3,112,500	—
Short-Term Investments	259,000	—	259,000	—

Total Investments in Securities	$1,194,432,654	$1,174,458,851	$19,973,803	—
Other Financial Instruments:
Written Options	($225,350)	($225,350)	—	—
Interest rate swaps	($2,003,255)	—	($2,003,255)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

5

Tax-Advantaged Dividend Income Fund
As of 1-31-14 (Unaudited)

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended January 31, 2014, the fund wrote option contracts to hedge against anticipated changes in securities markets. The following table summarizes the fund's written options activities during the period ended January 31, 2014, and contracts held at January 31, 2014.

	Number of	Premium
	Contracts	Received

Outstanding, beginning of period	1,030	$2,043,513

Options written	2,795	3,900,566

Options expired	(280)	(52,585)

Options closed	(2,720)	(4,745,824)

Outstanding, end of period	825	$1,145,670

			Number of
Options	Exercise Price	Expiration Date	Contracts	Premium	Value

CALLS

NASDAQ 100 Stock Index	$3,615	Feb 2014	40	$174,368	($59,600)

Philadelphia Semiconductor Index	545	Feb 2014	130	79,732	(41,925)

S&P 500 Index	1,845	Feb 2014	400	880,296	(120,000)

S&P 500 Index	1,930	Feb 2014	255	11,274	(3,825)

Total			825	$1,145,670	($225,350)

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

6

Tax-Advantaged Dividend Income Fund
As of 1-31-14 (Unaudited)

During the period ended January 31, 2014, the fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of January 31, 2014.

	USD Notional	Payments Made by	Payments Received	Maturity
Counterparty	Amount	Fund	by Fund	Date	Market Value

Morgan Stanley Capital Services	$86,000,000	Fixed 1.4625%	3-Month LIBOR (a)	Aug 2016	($2,348,402)

Morgan Stanley Capital Services	86,000,000	Fixed 0.8750%	3-Month LIBOR (a)	Jul 2017	345,147

Total	$172,000,000				($2,003,255)

(a) At 1-31-14, the 3-month LIBOR rate was 0.2366%

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170	
Phone	Customer service representatives	**800-852-0218**
	Portfolio commentary	**800-344-7054**
	24-hour automated information	**800-843-0090**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Tax-Advantaged Dividend Income Fund.

P13Q1 1/14
3/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Dividend Income Fund

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 24, 2014

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 24, 2014